Summary of Significant Accounting Policies - Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Aug. 26, 2017	Aug. 27, 2016
Business Acquisition [Line Items]
Reservation percent for obsolete inventory four to six months	50.00%
Reservation percent for obsolete inventory within three months	100.00%
Provision for obsolete inventory	$ 1.0	$ 1.0
Simply Good Foods
Business Acquisition [Line Items]
Inventory fair value step-up	$ 6.0